FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		SFr (718)	SFr 28
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,096)	(281)
Transfers into level 3 assets	SFr 674	1,238
Transfers out of level 3 assets	SFr 525	1,707
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(557)	(80)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,107)	(294)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(161)	108
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		11	13
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(717)	26
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,097)	(278)
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(557)	(80)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,107)	(291)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(160)	106
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		SFr 10	SFr 13